Property, plant and equipment - Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	€ 10,996	[1]	€ 10,586
Additions	10,331		15,598
Right-of-use assets, end of period	9,054		10,996	[1]	€ 10,586
Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	10,996
Right-of-use assets, end of period	9,054		10,996
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	10,331		15,598		16,901
Acquired from business combinations			244		3,757
Disposals	(5,652)		(4,648)		(6,881)
Currency Translation	888		(3,652)		363
Transfers	1,227		50		(504)
Other					(1,252)
Gross carrying amount [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	20,147		21,646
Additions	2,396		4,568
Acquired from business combinations			24
Modifications right-of-use assets			0
Disposals	(1,571)		(1,657)
Currency Translation	102		(423)
Transfers	(868)		(4,011)
Other			0
Right-of-use assets, end of period	20,206		20,147		21,646
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for the year	(15,574)		(14,932)		(14,419)
Disposals	4,760		4,150		6,099
Currency Translation	(513)		1,023		(217)
Transfers	(1,223)		(162)		(13)
Other					237
Accumulated depreciation and amortisation [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(9,151)		(11,060)
Depreciation charge for the year	(3,640)		(3,504)
Disposals	1,166		1,518
Currency Translation	(41)		84
Transfers	514		3,811
Other			0
Right-of-use assets, end of period	(11,152)		(9,151)		(11,060)
Land and buildings [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	4,917
Right-of-use assets, end of period	4,419		4,917
Land and buildings [member] | Gross carrying amount [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	7,574		6,488
Additions	1,624		2,397
Acquired from business combinations			0
Modifications right-of-use assets			0
Disposals	(1,022)		(1,214)
Currency Translation	96		(372)
Transfers	(151)		275
Other			0
Right-of-use assets, end of period	8,121		7,574		6,488
Land and buildings [member] | Accumulated depreciation and amortisation [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(2,657)		(2,705)
Depreciation charge for the year	(1,794)		(1,620)
Disposals	639		1,175
Currency Translation	(41)		47
Transfers	151		446
Other			0
Right-of-use assets, end of period	(3,702)		(2,657)		(2,705)
Vehicles [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	2,664
Right-of-use assets, end of period	2,090		2,664
Vehicles [member] | Gross carrying amount [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	4,555		4,275
Additions	710		1,738
Acquired from business combinations			0
Modifications right-of-use assets			0
Disposals	(268)		(291)
Currency Translation	3		(10)
Transfers	(112)		(1,157)
Other			0
Right-of-use assets, end of period	4,888		4,555		4,275
Vehicles [member] | Accumulated depreciation and amortisation [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(1,891)		(2,030)
Depreciation charge for the year	(1,236)		(1,129)
Disposals	257		272
Currency Translation	(2)		4
Transfers	74		992
Other			0
Right-of-use assets, end of period	(2,798)		(1,891)		(2,030)
Equipement [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	3,415
Right-of-use assets, end of period	2,545		3,415
Equipement [member] | Gross carrying amount [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	8,018		10,883
Additions	62		433
Acquired from business combinations			24
Modifications right-of-use assets			0
Disposals	(281)		(152)
Currency Translation	3		(41)
Transfers	(605)		(3,129)
Other			0
Right-of-use assets, end of period	7,197		8,018		10,883
Equipement [member] | Accumulated depreciation and amortisation [member] | Class of asset member
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(4,603)		(6,325)
Depreciation charge for the year	(610)		(755)
Disposals	270		71
Currency Translation	2		33
Transfers	289		2,373
Other			0
Right-of-use assets, end of period	€ (4,652)		€ (4,603)		€ (6,325)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.